Summary of Significant Accounting Policies - Schedules of Concentration of Risk by Risk Factor (Detail) - Cost of Goods and Service Benchmark [Member] - Supplier Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Third Party A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	60.00%	61.00%	67.00%
Third Party B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	19.00%	14.00%	19.00%